Note Payable	12 Months Ended
Jul. 31, 2022
Note Payable [Abstract]
NOTE PAYABLE

4. NOTE PAYABLE:

In April 2020, the Company obtained a $722,726 loan, with an interest rate of .98% per annum, issued by a bank through the Small Business Administration’s (“SBA”) Paycheck Protection Program (“PPP”) under Division A. Title I of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act’’). On May 26, 2021, the SBA authorized full forgiveness of the Company’s PPP loan in the amount of $722,726, plus accrued interest. Such proceeds were recorded as a full reduction of the note payable and extinguishment of debt income in the year ending July 31, 2021.